Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
Note 13 - Segment Information
The Company’s operating segments are determined based on the nature of their activities. The natural gas distribution segment is engaged in the business of purchasing, distributing, and transporting natural gas. The utility infrastructure services segment is primarily engaged in the business of providing gas and electric providers installation, replacement, repair, and maintenance of energy networks. Although the utility infrastructure services operations are geographically dispersed, they are aggregated and reported as a single segment as each reporting unit has similar economic characteristics. Over 99% of the total Company’s long-lived assets are in the U.S. The pipeline and storage segment (sold in 2023) is primarily engaged in the business of providing interstate transportation and underground storage services, primarily composed of regulated operations under the jurisdiction of the FERC.
The accounting policies of the reported segments are the same as those described within Note 1 - Background, Organization, and Summary of Significant Accounting Policies. Centuri accounts for the services provided to Southwest at contractual prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below:

	December 31,
(Thousands of dollars)	2022	2021
Accounts receivable for Centuri services	$18,067	$15,166
The following table presents the amount of revenues by geographic area:

	December 31,
(Thousands of dollars)	2022	2021	2020
Revenues (a)
United States	$4,637,557	$3,411,018	$3,057,041
Canada	322,452	269,433	241,832
Total	$4,960,009	$3,680,451	$3,298,873
(a)Revenues are attributed to countries based on the location of customers.
The Company has three reportable segments beginning in 2021: natural gas distribution, utility infrastructure services, and pipeline and storage. In order to reconcile to net income as disclosed in the Consolidated Statements of Income, an Other column is included associated with impacts of corporate and administrative activities related to Southwest Gas Holdings, Inc. The financial information pertaining to each segment as of and for the three years ended December 31, 2022, 2021, and 2020 are as follows:

	Year Ended December 31, 2022
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Pipeline and Storage	Other	Total
Revenues from external customers	$1,935,069	$2,625,669	$264,613	$—	$4,825,351
Intersegment sales	—	134,658	—	—	134,658
Total	$1,935,069	$2,760,327	$264,613	$—	$4,960,009
Interest income	$16,183	$—	$—	$—	$16,183
Interest expense	$115,880	$61,371	$18,185	$47,314	$242,750
Depreciation and amortization	$263,043	$155,353	$52,059	$—	$470,455
Income tax expense (benefit)	$30,541	$5,727	$(89,668)	$(22,253)	$(75,653)
Segment net income (loss)	$154,380	$2,065	$(283,733)	$(76,002)	$(203,290)
Segment assets*	$8,803,681	$2,642,272	$1,743,349	$7,312	$13,196,614
Capital expenditures	$683,131	$130,166	$46,124	$—	$859,421
*The segment assets of the Pipeline and Storage segment represented by MountainWest have been reclassified, as of December 31, 2022, as current assets held for sale on the Company’s Consolidated Balance Sheet. See Note 15 - Acquisitions and Dispositions for additional information.

	Year Ended December 31, 2021
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Pipeline and Storage	Other	Total
Revenues from external customers	$1,521,790	$2,056,315	$—	$—	$3,578,105
Intersegment sales	—	102,346	—	—	102,346
Total	$1,521,790	$2,158,661	$—	$—	$3,680,451
Interest income	$5,113	$—	$—	$—	$5,113
Interest expense	$97,560	$20,999	$—	$639	$119,198
Depreciation and amortization	$253,398	$117,643	$—	$—	$371,041
Income tax expense	$29,338	$18,776	$—	$(8,466)	$39,648
Segment net income (loss)	$187,135	$40,420	$—	$(26,776)	$200,779
Segment assets	$7,950,263	$2,579,748	$2,187,582	$47,664	$12,765,257
Capital expenditures	$601,983	$113,643	$—	$—	$715,626

	Year Ended December 31, 2020
(Thousands of dollars)	Natural Gas Distribution	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,350,585	$1,813,429	$—	$3,164,014
Intersegment sales	—	134,859	—	134,859
Total	$1,350,585	$1,948,288	$—	$3,298,873
Interest income	$4,015	$—	$—	$4,015
Interest expense	$101,148	$9,269	$1,060	$111,477
Depreciation and amortization	$235,295	$96,732	$—	$332,027
Income tax expense	$35,755	$31,128	$(1,130)	$65,753
Segment net income (loss)	$159,118	$74,862	$(1,656)	$232,324
Segment assets	$7,256,636	$1,475,237	$3,980	$8,735,853
Capital expenditures	$692,216	$132,889	$—	$825,105
The corporate and administrative activities for Southwest Gas Holdings, Inc. in 2022 and 2021 include expenses incurred to acquire MountainWest (2021 only), as well as shareholder activism costs, costs related to the strategic review, the settlement agreement with the Icahn Group, and the most significant individual amount being the financing costs for the MountainWest acquisition in 2022, collectively net of tax impacts.